FAIR VALUE MEASUREMENTS (Derivatives By Level Within Hierarchy) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Assets
Exploration property	$ 1,864,608	$ 1,864,608	$ 1,864,608
Liabilities
None	0	0	0
Fair Value, Inputs, Level 1 [Member]
Assets
Exploration property	0	0	0
Liabilities
None	0	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Exploration property	0	0	0
Liabilities
None	0	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Exploration property	1,864,608	1,864,608	1,864,608
Liabilities
None	$ 0	$ 0	$ 0